INVESTMENT AND MORTGAGE-BACKED SECURITIES - Continuous unrealized loss position (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	7	25
Temporarily impaired securities, fair value , less than 12 months	$ 22,414	$ 35,699
Temporarily impaired securities, unrealized losses, less than 12 months	93	100
Temporarily impaired securities, number of investments, 12 months or longer	14	2
Temporarily impaired securities, fair value,12 months or longer	986	693
Temporarily impaired securities, unrealized losses, 12 months or longer	3	29
Temporarily impaired securities, number of investments	21	27
Temporarily impaired securities, fair value	23,400	36,392
Temporarily impaired securities, unrealized losses	96	129
U.S. Government agency securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	4	7
Temporarily impaired securities, fair value , less than 12 months	22,401	34,936
Temporarily impaired securities, unrealized losses, less than 12 months	92	65
Temporarily impaired securities, number of investments, 12 months or longer
Temporarily impaired securities, fair value,12 months or longer
Temporarily impaired securities, unrealized losses, 12 months or longer
Temporarily impaired securities, number of investments	4	7
Temporarily impaired securities, fair value	22,401	34,936
Temporarily impaired securities, unrealized losses	92	65
Municipal obligations
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months
Temporarily impaired securities, fair value , less than 12 months
Temporarily impaired securities, unrealized losses, less than 12 months
Temporarily impaired securities, number of investments, 12 months or longer	1	1
Temporarily impaired securities, fair value,12 months or longer	714	687
Temporarily impaired securities, unrealized losses, 12 months or longer	1	28
Temporarily impaired securities, number of investments	1	1
Temporarily impaired securities, fair value	714	687
Temporarily impaired securities, unrealized losses	1	28
Mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	3	18
Temporarily impaired securities, fair value , less than 12 months	13	763
Temporarily impaired securities, unrealized losses, less than 12 months	1	35
Temporarily impaired securities, number of investments, 12 months or longer	13	1
Temporarily impaired securities, fair value,12 months or longer	272	6
Temporarily impaired securities, unrealized losses, 12 months or longer	2	1
Temporarily impaired securities, number of investments	16	19
Temporarily impaired securities, fair value	285	769
Temporarily impaired securities, unrealized losses	$ 3	$ 36